Income Taxes (Details) - Schedule of income taxes expense (benefit) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)	(304,408)	(37,050)
Change in valuation allowance	304,408	37,050
Total income taxes expense
Federal [Member]
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)	(201,703)	7,643
State [Member]
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)	(38,419)	1,456
Malta [Member]
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)	(9,136)	(46,149)
United Kingdom [Member]
Current:
Total current income taxes expense
Deferred:
Total deferred income taxes (benefit)	$ (55,150)